Income Taxes (Tables)	12 Months Ended
Feb. 28, 2013
Income Taxes
Schedule of components of the U.S. federal and state income tax (benefit) expense

(In thousands)	2013	2012	2011

Current
U.S. federal	$—	$—	$(3,902)
State	(11)	14	292
Current	(11)	14	(3,610)
Deferred
U.S. federal	(35,878)	(17,637)	(940)
State	(5,669)	1,226	72
Deferred	(41,547)	(16,411)	(868)
Income tax benefit	$(41,558)	$(16,397)	$(4,478)

Schedule of (benefit) expense for income taxes and reconciliation of the statutory to effective tax benefit

(In thousands)	2013	2012	2011

Federal statutory tax	$(34,192)	$(14,639)	$(3,588)
State taxes, net of federal benefit	(7,987)	(2,298)	(2,719)
Depletion	(2,223)	(2,187)	(1,761)
Tax contingencies	11	(193)	374
Valuation allowance, net	2,879	3,912	3,883
Other	(46)	(992)	(667)
Income tax benefit	$(41,558)	$(16,397)	$(4,478)

Schedule of deferred tax assets and liabilities

	February 28,	February 29,
(In thousands)	2013	2012

Deferred tax assets related to
Inventory	$1,492	$5,964
Defined benefit plans	1,782	1,690
Accrued expenses	4,312	5,812
Workers’ compensation	7,928	7,524
Bad debt reserve	1,386	1,329
Reclamation	6,166	5,375
Leases	3,742	4,178
Other	2,021	3,725
Tax loss carryforwards	69,364	29,669
Total deferred tax assets	98,193	65,266
Deferred tax liabilities related to
Depreciable and amortizable assets	(121,675)	(133,700)
Leases	—	(651)
Other	(153)	(357)
Total deferred tax liabilities	(121,828)	(134,708)
Less: Valuation allowance	(16,422)	(11,213)
Net deferred tax liabilities	$(40,057)	$(80,655)

Schedule of deferred income taxes classified in the accompanying consolidated balance sheets

	February 28,	February 29,
(In thousands)	2013	2012

Deferred tax assets - current	$12,386	$16,019
Deferred tax liabilities - noncurrent	(52,443)	(96,674)
Net deferred tax liabilities	$(40,057)	$(80,655)

Schedule of reconciliation of the beginning and ending amount of gross unrecognized tax benefits

(In thousands)	2013	2012	2011

Beginning balance	$2,509	$2,379	$1,035
Gross increases - current period tax positions	455	196	1,344
Gross increases - prior period tax positions	436	720	—
Settlements with taxing authorities/lapse of statute of limitations	—	(786)	—
Ending balance	$3,400	$2,509	$2,379